Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of components of lease expenses
(a) The components of lease expenses were as follows:

	Year ended December 31,
	2019	2020
Lease cost:
Amortization of right-of-use assets	39,693,063	39,371,454
Interest of lease liabilities	3,820,727	1,833,789
Expenses for short-term leases within 12 months	423,271	6,093,217

Total lease cost	43,937,061	47,298,460

Schedule of Supplemental Cash Flow information Related to Leases
(b) Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2019	2020
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	45,584,621	39,073,120
Right-of-use assets obtained in exchange for lease obligations:	55,834,552	20,448,582

Schedule of Supplemental BaIance Sheet information Related to Leases
(c) Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2019	2020
Operating leases
Operating lease right-of-use assets	69,241,754	50,318,882

Operating lease liabilities, current	(38,210,188)	(20,760,421)
Operating lease liabilities, non-current	(26,651,446)	(23,755,721)

Total operating lease liabilities	(64,861,634)	(44,516,142)

	As of December 31,
	2019	2020
Weighted-average remaining lease term
Operating leases	2.2 years	2.5 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

Summary of maturities of lease liabilities
(d) Maturities of lease liabilities were as follows:

As of December 31, 2020
2021	22,591,187
2022	11,815,301
2023	8,942,549
2024 and thereafter	4,460,436

Total undiscounted lease payments	47,809,473
Less: imputed interest	(3,293,331)

Total lease liabilities	44,516,142

Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental	(e) Future minimum lease payments for the Company’s operating leases were as follows:

As of December 31, 2020
2021	29,679,352
2022	19,570,885
2023	10,179,846
2024 and thereafter	5,089,923

64,520,006